Related party transactions (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions

The Group had the following significant related party transactions for the six months ended March 31, 2024 and 2025:

	For the six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Collection of loan to related parties
Beijing Qichuang	$69	$-
Total	69	-

Loan from related parties
Qifu Future	300	-
Mr. Jun Lian	69	-
Mr. Hui Zhang	42	-
Dr. Houqi Zhang (1)	28	51
Others	14	-
Total	453	51

Repayment of loan to related parties
Dr. Houqi Zhang	138	457
Zhongchi Chi Fu Management	21	-
Mr. Hui Zhang	21	13
Ms. Jun Wang	14	111
Mr. Jun Lian	-	41
Total	194	622

Loan to related parties
Dr. Houqi Zhang	-	14
Others	-	27
Total	$-	$41

Accrued loan interest
Dr. Houqi Zhang	20	-

Interest payment
Dr. Houqi Zhang	20	-

Qifu Future transferred the loan principal and interest to Dr. Houqi Zhang
Dr. Houqi Zhang	83	-

Advance to Dr. Houqi Zhang and offset between loan from Dr. Houqi Zhang (2)	152	-

(1)	Dr. Houqi Zhang provided his personal guarantees for certain bank loans to the Group, see Note 7 Borrowing for details. As of March 31, 2024, Dr. Houqi Zhang was also the redemption co-obligor of all mezzanine equity and sole obligator of certain permanent equity in the total amount of RMB317.5 million (US$43.9 million).

(2)	Advance to Dr. Houqi Zhang represented cash in advance to Dr. Houqi Zhang for the potential expense for the Group’s financing during the fiscal year 2023, and the advance payment has been offset by the loan from Dr. Houqi Zhang in January 2024.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

		As of September 30,	As of March 31,
		2024	2025
Related parties	Nature		(Unaudited)
Changsha Tongjie (3)	Loan to related party	$1,058	$-
Mr. Yufeng Bai (3)	Loan to related party	295	285
Beijing Qichuang (3)	Loan to related party	89	86
Henan Zhongqi (3)	Loan to related party	48	47
Others	Others	206	287
Total		$1,696	$705
Less: allowance of credit loss		(1,402)	(644)
Amounts due from related parties, net		$294	$61

(3)

The Group has recorded full allowance on loan to Changsha Tongjie as of September 30, 2024 and write off the loan during the six months ended March 31, 2025.

The Group has recorded full allowance on loan to Mr. Yufeng Bai and Henan Zhongqi as of September 30, 2024 and March 31, 2025 as the collectability is remote.

The Group has recorded nil and full allowance on loan to Beijing Qichuang as of September 30, 2024 and March 31, 2025, respectively.

(4)	The total credit losses for the related party receivables were nil and US$314 for the six months ended March 31, 2024 and 2025, respectively.

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,	As of March 31,
		2025	2025
Related parties	Nature		(Unaudited)
Dr. Houqi Zhang	Loan from related party	$400	$-
Ms. Jun Wang	Loan from related party	227	111
Mr. Hui Zhang	Loan from related party	60	46
Henan Zhongqi	Loan from related party	47	45
Mr. Jun Lian	Loan from related party	33	-
Total		$767	$202